ORGANIZATION AND DESCRIPTION OF BUSINESS - Vallon - Q1	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
GRI Bio, Inc. (GRI or the Company), based in La Jolla, CA, was incorporated in Delaware in May 2009, which is the date of inception.
GRI is a clinical-stage biopharmaceutical company focused on discovering, developing, and commercializing innovative therapies that target serious diseases associated with dysregulated immune responses leading to inflammatory, fibrotic, and autoimmune disorders. The Company’s goal is to be an industry leader in developing therapies to treat these diseases and to improve the lives of patients suffering from such diseases. The Company’s lead product candidate, GRI-0621, is an oral inhibitor of type 1 Natural Killer T (iNKT I) cells and is being developed for the treatment of severe fibrotic lung diseases such as idiopathic pulmonary fibrosis (IPF). The Company’s product candidate portfolio also includes GRI-0803 and a proprietary library of 500+ compounds. GRI-0803, the lead molecule selected from the library, is a novel oral agonist of type 2 Natural Killer T (NKT II) cells and is being developed for the treatment of autoimmune disorders, with much of its preclinical work in Systemic Lupus Erythematosus Disease (SLE) or lupus and multiple sclerosis (MS).
Reverse Merger with Vallon Pharmaceuticals, Inc.
On April 21, 2023, the Company (formerly Vallon Pharmaceuticals, Inc.(Vallon)) consummated a merger with GRI Bio Operations, Inc. (formerly GRI Bio, Inc.) (Private GRI) pursuant to an Agreement and Plan of Merger, as amended (the Merger Agreement), by and among the Company, Private GRI and Vallon Merger Sub, Inc. (Merger Sub), a Delaware corporation and wholly-owned subsidiary of the Company (Note 4). The Merger Agreement provided for the merger of Merger Sub with and into Private GRI, with Private GRI surviving the merger as a wholly-owned subsidiary of the Company (the Merger). In connection with the closing of the Merger (the Closing), the Company amended its certificate of incorporation and bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.” In addition, prior to the effective time of the Merger (the Effective Time), the Company effected a reverse stock split of the Company’s common stock at a ratio of 1 for 30 (the Reverse Stock Split). At the Effective Time, each share of Private GRI’s common stock outstanding immediately prior to the Effective Time automatically converted solely into the right to receive a number of shares of the Company's common stock equal to 0.0374 (the Exchange Ratio).
Except as otherwise indicated or as the context requires, references herein to “GRI Bio,” the “Company,” or the “combined company,” refer to GRI Bio, Inc. on a post-Merger basis, and references to “Private GRI” refer to the business of GRI Bio, Inc. prior to the completion of the Merger. References to “Vallon” refer to Vallon Pharmaceuticals, Inc. prior to the completion of the Merger.
Basis of Presentation
As discussed in Note 4, the Merger was accounted for as reverse recapitalization under which the historical financial statements of the Company prior to the Merger are the historical financial statements of the accounting acquirer, Private GRI. All common stock, per share and related information presented in the consolidated financial statements and notes prior to the Merger has been retroactively adjusted to reflect the Exchange Ratio and Reverse Stock Split for all periods presented, to the extent applicable.

GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Class of Stock [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Merger with GRI Bio, Inc.
On April 21, 2023, GRI Bio, Inc. (GRI or the Company), formerly known as Vallon Pharmaceuticals, Inc. (Vallon) completed its previously announced merger transaction with GRI Operations, Inc., formerly known as GRI Bio, Inc. (Private GRI) in accordance with the terms of the Agreement and Plan of Merger, dated as of December 13, 2022, and amended on February 17, 2023 (the Merger Agreement),by and among Vallon, Vallon Merger Sub, Inc. (Merger Sub), and Private GRI, pursuant to which Merger Sub merged with and into Private GRI, with Private GRI surviving as a wholly owned subsidiary of Vallon (the Merger)(Note 10). Immediately prior to the effective time of the Merger (the Effective Time), on April 21, 2023, the Company effected a 1-for-30 reverse stock split of its common stock (the Reverse Stock Split). Stockholders’ equity and all references to share and per share amounts in the accompanying financial statements have been retroactively adjusted to reflect the Reverse Stock Split for all periods presented. Substantially concurrent with the closing of the Merger, Vallon was renamed “GRI Bio, Inc.”
Prior to the Merger, Private GRI was incorporated under the laws of the State of Delaware in May 2009 under the name Glycoregimmune, Inc. and changed its name to GRI Bio, Inc, in July 2015. GRI is based in La Jolla, California.
The unaudited interim financial statements included in this Quarterly Report on Form 10-Q are representative of Vallon’s operations prior to the closing of the Merger, the adoption of Private GRI’s business plan and the commencement of conducting Private GRI’s business. Unless the context otherwise requires, references to the “Company” or “GRI” refer to GRI Bio, Inc. and its subsidiary after completion of the Merger. In addition, references to “Vallon” refer to the Company prior to the completion of the Merger.
Nature of Business
GRI is a clinical-stage biopharmaceutical company focused on discovering, developing, and commercializing innovative therapies that target serious diseases associated with dysregulated immune responses leading to inflammatory, fibrotic, and autoimmune disorders. The Company’s goal is to be an industry leader in developing therapies to treat these diseases and to improve the lives of patients suffering from such diseases. The Company’s lead product candidate, GRI-0621, is an oral inhibitor of type 1 Natural Killer T (iNKT I) cells and is being developed for the treatment of severe fibrotic lung diseases such as idiopathic pulmonary fibrosis (IPF). The Company’s product candidate portfolio also includes GRI-0803 and a proprietary library of 500+ compounds. GRI-0803, the lead molecule selected from the library, is a novel oral agonist of type 2 Natural Killer T (NKT II) cells and is being developed for the treatment of autoimmune disorders, with much of its preclinical work in Systemic Lupus Erythematosus Disease (SLE) or lupus and multiple sclerosis (MS).